INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income tax expense benefit		$ 236,202	$ (172,997)	$ 224,400
CW Machines LLC [Member]
Equity method ownership percentage	51.00%		51.00%		51.00%
Ferguson Containers Inc [Member]
Equity method ownership percentage	100.00%		100.00%